Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Operating Loss Carryforwards [Line Items]
Annual taxable income percentage	80.00%
Operating loss carry forwards	$ 75,100,000	$ 64,900,000
Valuation allowance	24,628,000	22,257,000
Accrued interest of uncertain tax positions	0		$ 0
Unrecognized tax benefits	0		$ 0
Federal And State [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance	24,600,000	22,300,000
Federal And State [Member] | Cutanea Life Sciences Inc [Member]
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	2,400,000	17,600,000
Expires Beginning 2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	$ 48,700,000	$ 38,500,000